Share-based compensation and warrant reserve (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Option And Warrant Reserves [Abstract]
Exploration and evaluation costs	$ 477	$ 481	$ 473
Fees, salaries and other employee benefits	874	1,188	1,573
Total share-based compensation expense	$ 1,351	$ 1,669	$ 2,046